Provisions - Employee obligations - South Africa - (Details) - South Africa - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Changes in net defined benefit liability (asset) [abstract]
Percentage change in cost of medical aid	1.00%	1.00%
Change in provision due to reasonably possible change in the cost of medical aid	$ 481	$ 378
Disclosure of fair value of plan assets [abstract]
Cash	2.85%	1.84%
Equity	47.21%	41.70%
Fixed Income Securities	17.32%	18.53%
Property	2.79%	1.68%
International	28.42%	32.02%
Others	1.41%	4.23%
Total	100.00%	100.00%
Present value of defined benefit obligation [member]
Changes in net defined benefit liability (asset) [abstract]
Obligations at beginning of year	$ 3,461	$ 4,601
Current service cost	32	47
Borrowing costs	390	435
Actuarial differences	526	(1,238)
Benefits paid	(232)	(278)
Exchange differences	(398)	(106)
Obligations at end of year	3,779	3,461
Plan assets [member]
Ifrs Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Fair value of plan assets at the beginning of the year	2,204	2,126
Interest income on assets	172	200
Benefits paid	(775)
Actuarial differences	223	(77)
Other	(118)	(45)
Fair value of plan assets at the end of the year	1,706	2,204
Actual return on assets	$ 395	$ 122